Derivative Financial Instruments - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Detail) - Successor [Member] - Fair Value, Inputs, Level 2 [Member] - USD ($)
$ in Millions
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	$ 0.8	$ 5.9	$ 10.5
Derivative liability	2.2	1.5	1.2
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset		0.0	0.0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	0.8	5.9	10.5
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability	2.2	1.5	1.2
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	0.8	0.1	3.4
Derivative liability		0.0	0.0
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	0.7	0.0	0.0
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset		0.1	3.4
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability		0.0	$ 0.0
Not Designated as Hedging Instrument [Member] | Interest Rate Cap [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	$ 0.1	$ 0.1